General and Administrative (Tables)	9 Months Ended
Sep. 30, 2022
Schedule of General and Administrative Expense

	For the nine months ended
	September 30, 2022	September 30, 2021
Salaries and compensation	$2,431,533	$1,135,535
Professional fees	525,971	198,175
Office	630,662	29,798
Filing and Transfer Fees	92,574	112,783
Advertising	353,143	-
Travel	33,160	-
Penalties	30,652
Bank charges and other	11,302	63,847
	$4,108,997	$1,540,138